Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Shareholders' Equity
Shareholders' Equity

(23)    Shareholders’ Equity

Subsequent to the reverse recapitalization as described in note 9, GBTG’s authorized capital stock consists of:

(i)	3,000,000,000 shares of Class A common stock, par value $0.0001 per share (the “Class A common stock”), of which 67,753,543 shares are issued and outstanding as of December 31, 2022
(ii)	3,000,000,000 shares of Class B common stock, par value $0.0001 per share (the “Class B common stock”), of which 394,448,481 shares are issued and outstanding as of December 31, 2022 and
(iii)	6,010,000,000 shares of preferred stock, par value of $0.00001 per share, none of which are issued and outstanding as of December 31, 2022. Further (a) 3,000,000,000 shares of Class A-1 preferred stock are designated as Class A-1 preferred stock, none of which are issued and outstanding as of December 31, 2022, (b) 3,000,000,000 shares of Class B-1 preferred stock are designated as Class B-1 preferred stock, none of which are issued and outstanding as of December 31, 2022 and (c) the remaining 10,000,000 shares of preferred stock are undesignated preferred stock, none of which are issued and outstanding as of December 31, 2022.

Holders of Class A common stock and Class B common stock vote together as a single class on all matters submitted to the stockholders for their vote or approval, except as required by applicable law. In order to preserve the Up-C structure, the Exchange Agreement (see note 9 – Reverse Recapitalization) provides that GBTG and GBT JerseyCo will take (or, in some cases, forbear from taking) various actions, as necessary to maintain a one-to-one ratio between the number of issued and outstanding (x) Class A common stock of GBTG and the A ordinary shares of GBT JerseyCo and (y) Class B common stock of GBTG and the B ordinary shares of GBT JerseyCo.

Class A Common Stock

Voting: Holders of Class A common stock are entitled to one vote for each share on all matters submitted to the stockholders for their vote or approval.

Dividend: Holders of shares of Class A common stock are entitled to receive ratably, in proportion to the number of shares held by them, dividends and other distributions when, as, and if declared by the GBTG Board out of legally available funds, subject to any statutory or contractual restrictions on the payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any outstanding preferred stock or loan agreements.

Liquidation: Further, in the case of the Company’s liquidation, dissolution or winding up and after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of shares of

Class A common stock will be entitled to receive, ratably on a per share basis with other holders of Class A common stock (subject to the nominal economic rights of holders of the Class B common stock), the Company’s remaining assets available for distribution to stockholders.

Other rights: Except as set forth in the New Shareholders Agreement (see note 27 - Related Party Transactions) and the Exchange Agreement (see note 9 - Reverse Recapitalization), holders of shares of Class A common stock do not have preemptive, subscription, redemption or conversion rights.

Class B Common Stock

Voting: Holders of Class B common stock are entitled to one vote for each share on all matters submitted to the stockholders for their vote or approval.

Dividend: The shares of Class B common stock generally have only nominal economic rights (limited to the right to receive up to the par value in the event of a liquidation, dissolution or winding up of GBTG).

Liquidation: Holders of shares of Class B common stock have the right to receive, ratably on a per share basis with other holders of Class B common stock and holders of Class A common stock, a distribution from GBTG’s remaining assets available for distribution to stockholders, up to the par value of such shares of Class B common stock, but otherwise are not entitled to receive any assets of GBTG in connection with any such liquidation, dissolution or winding up.

Other rights: Except as set forth in the New Shareholders Agreement (see note 27 - Related Party Transactions) and the Exchange Agreement (see note 9 - Reverse Recapitalization), holders of shares of Class B common stock do not have preemptive, subscription, redemption or conversion rights.

Exchange Agreement: The Continuing JerseyCo Owners (or certain permitted transferees thereof) have the right, on the terms and subject to the conditions of the Exchange Agreement, to exchange their GBT JerseyCo B ordinary shares (with automatic surrender for cancellation of an equal number of shares of GBTG’s Class B common stock) for shares of GBTG’s Class A common stock on a one-for-one basis, subject to customary adjustments for stock splits, dividends, reclassifications and other similar transactions or, in certain limited circumstances, at the option of the Exchange Committee, for cash.

Preferred Stock

Voting: Holders of Class A-1 preferred stock and Class B-1 preferred stock have no voting rights except as otherwise from time to time required by law.

Generally, holders of Class A-1 preferred stock are entitled to the same rights and privileges, qualifications and limitations as holders of Class A common stock and holders of Class B-1 preferred stock are entitled to the same rights and privileges, qualifications and limitations as holders of Class B common stock. Further, Class A-1 preferred stock shall be identical in all respects to the Class A common stock and Class B-1 preferred stock shall be identical in all respects to the Class B common stock.

Preferred Shares of GBT JerseyCo: GBT JerseyCo’s amended memorandum and articles of association included authorized preferred share capital of 3 million of nominal value €0.00001 per preferred share, as a class of share with no voting rights. The holders of preferred shares were entitled to receive, when, as and if declared by the board of directors of GBT JerseyCo out of funds of GBT JerseyCo legally available therefor, cumulative dividends at the rate of 12% per share per annum; provided, that if any preferred share remains issued and outstanding following September 15, 2023, the dividend rate with respect to such preferred share increases to 14% per share per annum from and after September 15, 2023. Further, the total amount of dividends on such preferred shares was computed on a cumulative basis and compounded daily. The preferred shares were redeemable, in whole or in part, at the election of GBT JerseyCo, at any time at a price per share equal to the unreturned capital contributions associated with such preferred share plus accrued and unpaid cumulative dividends thereon to the date of redemption.

Upon closing of the Business Combination on May 27, 2022, GBT JerseyCo redeemed, in full, the outstanding amount of its then issued and outstanding preferred shares, including dividends accrued thereon. Upon redemption, all of the preferred shares were cancelled.

There was no issuance of preferred shares during the year ended December 31, 2022; however, GBT JerseyCo accrued a dividend of $8 million for the year ended December 31, 2022, on the outstanding balance of preferred shares, until the date such preferred shares were outstanding. During the year ended December 31, 2021, the Company issued 1,500,000 preferred shares, in equal proportion to Amex Coop and Juweel for a total consideration of $150 million. During the year ended December 31, 2021, the Company accrued a dividend of $10 million on such preferred shares. As the preferred shares of GBT JerseyCo were issued to the ordinary shareholders, although the preferred shares were redeemable at the option of GBT JerseyCo, these were classified as mezzanine equity.

Distributions

The Company paid cash of $1 million during the year ended December 31, 2021 in relation to accrued capital distribution to cover certain administrative costs of GBT JerseyCo’s then existing shareholders. There were no such distributions during the year ended December 31, 2022 or 2020. See the discussion above for dividends on preferred shares accrued during the year ended December 31, 2022 and 2021.

Registration Rights Agreement

In May 2022, GBTG, APSG Sponsor, L.P., (the “Sponsor”), certain of APSG’s then existing board members (the “Insiders”) and the Continuing JerseyCo Owners entered into an amended and restated registration rights agreement (the “Registration Rights Agreement”), pursuant to which, among other things, GBTG has registered for resale, pursuant to Rule 415 under the Securities Act, certain shares of Class A common stock and other equity securities of GBTG that are held by the holders party to the Registration Rights Agreement from time to time.

Sponsor Side Letter

In connection with the Business Combination Agreement, on December 2, 2021, the Sponsor, the Insiders, GBTG and GBT JerseyCo entered into a side letter (as amended on May 27, 2022, “Sponsor Side Letter”) which, among other things, contain certain restrictions on the transfer by the Sponsor and the Insiders with respect to the Class A common stock issued to each of them at the closing of the Business Combination (such shares issued to the Sponsor, the “Sponsor Shares”). The Sponsor and the Insiders are not permitted to transfer their Class A common stock, subject to certain permitted exceptions, until the earlier to occur of (a) one year following the closing date of the Business Combination and (b) the date which the VWAP of Class A common stock exceeds $12.00 per share for any 20 trading days within a period of 30 consecutive trading days.

Further, approximately 8 million of the Sponsor Shares were deemed unvested and were subject to certain triggering events to occur within five years following the closing (the “Sponsor Side Letter Vesting Period”) for these shares to vest. If, within the Sponsor Side Letter Vesting Period, the VWAP of Class A common stock is greater than or equal to $12.50 for any 20 trading days within a period of 30 consecutive trading days, approximately 5 million of the unvested Sponsor Shares will vest. If, within the Sponsor Side Letter Vesting Period, the VWAP of Class A common stock is greater than or equal to $15.00 for any 20 trading days within a period of 30 consecutive trading days the remaining approximately 3 million of the unvested Sponsor Shares will vest. To the extent that either of the aforementioned triggering events do not occur within the Sponsor Side Letter Vesting Period, such Sponsor Shares will be forfeited to and terminated by GBTG. The registered holder(s) of the unvested Sponsor Shares continue to be entitled to all of the rights of ownership thereof, including the right to vote and receive dividends and other distributions in respect thereof. The number of shares and the price targets listed above will be equitably adjusted for stock splits, reverse stock splits, dividends (cash or stock), reorganizations, recapitalizations, reclassifications, combinations or other like changes or transactions with respect to the Class A common stock.

Any Class A common stock purchased by the Sponsor in connection with the PIPE investment will not be subject to the vesting or transfer restrictions described above.

These shares are accounted for as part of Earnout Shares discussed in note 21 above.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) represents certain components of revenues, expenses, gains and losses that are included in comprehensive income (loss) but are excluded from net income (loss). Other comprehensive income (loss) amounts are recorded directly as an adjustment to total equity, net of tax. The changes in the accumulated other comprehensive loss, net of tax, were as follows:

			Unrealized gain on
	Currency	Defined	cash flow hedge and	Total accumulated
	translation	benefit plan	hedge of investments	other comprehensive
(in $ millions)	adjustments	related	in foreign subsidiary	loss
Balance as of December 31, 2019	(21)	(81)	4	(98)
Net changes during the year, net of tax benefit(1)	(2)	(79)	—	(81)
Balance as of December 31, 2020	(23)	(160)	4	(179)
Net changes during the year, net of tax expense(1)	(15)	32	—	17
Balance as of December 31, 2021	(38)	(128)	4	(162)
Net changes prior to reverse recapitalization, net of tax benefit	(59)	—	12	(47)
Allocated to non-controlling interest	85	112	(14)	183
Net changes post reverse recapitalization, net of tax benefit(1)	8	101	16	125
Allocated post reverse recapitalization change to non-controlling interest	(6)	(86)	(14)	(106)
Balance as of December 31, 2022	(10)	(1)	4	(7)
(1)	The tax (expense) benefit relates to defined benefit pension plans and amount to $(30) million, $10 million and $(15) million for the years ended December 31, 2022, 2021 and 2020, respectively.

Amounts in accumulated other comprehensive loss are presented net of the related tax impact. Reclassifications out of accumulated other comprehensive losses related to actuarial losses and prior service costs is included as component of net periodic pension benefit (cost) included within other income (expense), net, in the Company’s consolidated statements of operations.